Note 12 - Leases	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Notes to Financial Statements
Lessee, Operating Leases [Text Block]

9. Leases

The Company is obligated under various non-cancelable operating leases primarily for office space. The initial terms of the leases expire on various dates through 2030. We determine if an arrangement is a lease at inception.

Leases are classified as either operating or finance leases based on certain criteria. This classification determines the timing and presentation of expenses on the income statement, as well as the presentation of the related cash flows and balance sheet. Operating leases are recorded on the balance sheet beginning January 1, 2022, as operating lease right-of-use assets, accrued expenses and other liabilities, and long-term operating lease liabilities. The Company currently has no significant finance leases.

ROU assets and related liabilities are recorded at lease commencement based on the present value of the lease payments over the expected lease term. Lease payments include future increases unless the increases are based on changes in an index or rate. As the Company's leases do not provide an implicit rate, the Company’s incremental borrowing rate is used to calculate ROU assets and related liabilities. The incremental borrowing rate is determined based on the Company’s estimated credit rating, the term of the lease, the economic environment where the asset resides and full collateralization. Lease terms include periods under options to extend or terminate the lease when it is reasonably certain that we will exercise that option. We generally use the base, non-cancelable, lease term when determining the lease assets and liabilities. Operating lease expense is recognized on a straight-line basis over the lease term and is allocated within operating expenses in the condensed consolidated statements of operations.

The components of the Company's operating lease expenses are reflected in the condensed consolidated statements of income for the three months ended March 31, 2023 and 2022 as follows:

	Three Months Ended March 31,
	2023	2022
	(in thousands)
Lease liability cost	$1,749	$1,151
Short-term lease expenses (1)	248	814
Variable lease cost not included in the lease liability (2)	110	32
Total lease cost	$2,107	$1,997

(1) Short-term lease expenses include rent expenses from leases of 12 months or less on the transition date or lease commencement.

(2) Variable lease cost includes common area maintenance, property taxes, and fluctuations in rent due to a change in an index or rate.

Our lease agreements generally contain lease and non-lease components. Non-lease components primarily include payments for maintenance and utilities. We elected to combine fixed payments for non-lease components, for all classes of underlying assets, with our lease payments and account for them together as a single lease component which increases the amount of our lease assets and liabilities.

During the three months ended March 31, 2023, ROU assets obtained in exchange for new operating lease liabilities amounted to $2.6 million.

Other information related to operating leases for the three months ended March 31, 2023 and 2022, is as follows:

	Three Months Ended March 31,
	2023	2022
	(in thousands)
Cash paid for amounts included in the measurement of the lease liability:
Operating cash flows from operating leases	$2,046	$1,354

As of March 31, 2023, our operating leases had a weighted average remaining lease term of 4.3 years and a weighted average discount rate of 5.5%.

As of December 31, 2022, our operating leases had a weighted average remaining lease term of 4.4 years and a weighted average discount rate of 5.1%.

The maturity schedule of the operating lease liabilities as of March 31, 2023 is as follows:

Year Ending December 31:
(in thousands)
2023 (nine months)	$4,789
2024	5,171
2025	3,590
2026	2,499
2027	1,709
Thereafter	1,999
Total future lease payments	$19,757
Less: Present value adjustment	(2,186)
Present value of future lease payments (1)	$17,571

(1) Includes the current portion of operating lease liabilities of $5.8 million, which is reflected in accrued expenses and other liabilities in the condensed consolidated balance sheets.

12. Leases

The Company is obligated under various non-cancelable operating leases primarily for office space. The initial terms of the leases expire on various dates through 2030. We determine if an arrangement is a lease at inception.

Leases are classified as either operating or finance leases based on certain criteria. This classification determines the timing and presentation of expenses on the income statement, as well as the presentation of the related cash flows and balance sheet. Operating leases are recorded on the balance sheet beginning January 1, 2022, as operating lease right-of-use assets, accrued expenses and other liabilities, and long-term operating lease liabilities. The Company currently has no significant finance leases.

ROU assets and related liabilities are recorded at lease commencement based on the present value of the lease payments over the expected lease term. Lease payments include future increases unless the increases are based on changes in an index or rate. The rate implicit in the leases was not readily determinable, thus the Company’s incremental borrowing rate is used to calculate ROU assets and related liabilities. The incremental borrowing rate is determined based on the Company’s estimated credit rating, the term of the lease, the economic environment where the asset resides and full collateralization. Lease terms include periods under options to extend or terminate the lease when it is reasonably certain that we will exercise that option. We generally use the base, non-cancelable, lease term when determining the lease assets and liabilities. Operating lease expense is recognized on a straight-line basis over the lease term and is allocated within operating expenses in the consolidated statements of operations.

The components of the Company’s operating lease expense are reflected in the consolidated statements of operations for the year ended December 31, 2022, is as follows:

Year Ended December 31,
2022
(in thousands)
Lease liability cost	$5,945
Short-term lease expenses (1)	1,760
Variable lease cost not included in the lease liability (2)	261
Total lease cost	$7,966

(1) Short-term lease expenses include rent expenses from leases of 12 months or less on the transition date or lease commencement.

(2) Variable lease cost includes common area maintenance, property taxes, and fluctuations in rent due to a change in an index or rate.

Our lease agreements generally contain lease and non-lease components. Non-lease components primarily include payments for maintenance and utilities. We elected to combine fixed payments for non-lease components, for all classes of underlying assets, with our lease payments and account for them together as a single lease component which increases the amount of our lease assets and liabilities.

During the year ended December 31, 2022, ROU assets obtained in exchange for new operating lease liabilities amounted to $6.9 million.

Other information related to operating leases for the year ended December 31, 2022, is as follows:

Year Ended December 31,
2022
(in thousands)
Cash paid for amounts included in the measurement of the lease liability:
Operating cash flows from operating leases	$5,626

As of December 31, 2022, our operating leases had a weighted average remaining lease term of 4.4 years and a weighted average discount rate of 5.1%.

The maturity schedule of the operating lease liabilities as of December 31, 2022, is as follows:

Year Ending December 31:

(in thousands)
2023	$6,104
2024	4,360
2025	2,817
2026	2,159
2027	1,373
Thereafter	1,887
Total future lease payments	18,700
Less: Present value adjustment	(1,960)
Present value of future lease payments (1)	$16,740

(1) Includes the current portion of operating lease liabilities of $5.4 million, which is reflected in accrued expenses and other liabilities in the consolidated balance sheets.

During the years ended December 31, 2021 and 2020, total rent expenses amounted to $6.4 million and $5.6 million, respectively.

The future minimum rental payments under ASC 840 for all long-term non-cancelable property leases as of December 31, 2021, were as follows:

Year Ending December 31:

(in thousands)
2022	$5,680
2023	3,808
2024	2,428
2025	1,840
2026	1,438
Thereafter	2,960
$18,154